Investments in Unconsolidated Subsidiaries, Net	12 Months Ended
Dec. 31, 2010
Investments in Unconsolidated Subsidiaries, Net [Abstract]
Equity Method Investments Disclosure [Text Block]
INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES, NET
Investments in unconsolidated subsidiaries, net consist of the following:

	Percentage	December 31,
	Ownership	2010	2009
		(In thousands)
Borgata Hotel Casino & Spa	50%	$—	$394,220
Atlantic City Express Services, LLC	33%	5,185	—
Investments in unconsolidated subsidiaries, net		$5,185	$394,220
Borgata Hotel Casino & Spa
Overview
We and MGM each originally held a 50% interest in Marina District Development Holding Co., LLC (“Holding Company”). The Holding Company owns all the equity interests in Marina District Development Company, LLC, d.b.a. Borgata Hotel Casino and Spa.
By letter of July 27, 2009 (the “Letter”), the New Jersey Department of Gaming Enforcement (the “NJDGE”) made a formal request to the NJCCC that the NJCCC reopen the gaming license held by Borgata, which had been renewed in June 2005 for a five-year term. The Letter indicated that the NJDGE's reopening request was for the exclusive purpose of examining the qualifications of MGM, in light of the issues raised by the “Special Report” of the NJDGE to the NJCCC on its investigation of MGM's joint venture in Macau, Special Administrative Region, People's Republic of China. The Letter noted that the NJDGE had found that neither we nor the Holding Company had any involvement with MGM's development activities in Macau and also expressed the NJDGE's confidence that the NJCCC could thoroughly examine the issues raised in the Special Report as to MGM's qualifications without negatively affecting the casino license, the operation of Borgata or us.
The NJCCC informed us that, pursuant to Section 88(a) of the New Jersey Casino Control Act (the “Casino Control Act”), the MDDC gaming license was reopened on July 27, 2009, the date of the Letter. This was a procedural step required by the Casino Control Act that does not represent a finding as to the issues raised by the NJDGE.
In February 2010, we entered into an agreement with MGM to amend the operating agreement to, among other things, facilitate the transfer of MGM's Interest to a divestiture trust (“Divestiture Trust”) established for the purpose of selling the MGM Interest to a third party. The proposed sale of the MGM Interest through the Divestiture Trust was a part of a then-proposed settlement agreement between MGM and the NJDGE. Pursuant to the terms of the amended operating agreement, in connection with the refinancing of the Borgata bank credit facility on August 6, 2010, the Holding Company made a $135.4 million one-time distribution to us, of which $30.8 million was a priority distribution equal to the excess prior capital contributions made by us. As discussed below, we recorded a $2.5 million gain in connection with the receipt of this distribution, which is reported in gain on controlling interest in Borgata on the consolidated statements of operations during the year ended December 31, 2010. Concurrently with this distribution, the Divestiture Trust paid $10 million to us, which is recorded in other income on the consolidated statements of operations during the year ended December 31, 2010. Upon the sale of the MGM Interest, we will receive an additional payment from the Divestiture Trust in an amount (if any) equal to the excess of 3% of the proceeds from the sale over $10 million.
On March 17, 2010, MGM announced that its settlement agreement with the NJDGE had been approved by the NJCCC. Under the terms of the settlement agreement, MGM agreed to transfer the MGM Interest into the Divestiture Trust and further agreed to sell such interest within a 30-month period. During the first 18 months of such period, MGM has the power to direct the trustee to sell the MGM Interest, subject to the approval of the NJCCC. If the sale has not occurred by such time, the trustee will be solely responsible for the sale of the MGM Interest. The MGM Interest was transferred to the Divestiture Trust on March 24, 2010.
Effective Change in Control
In connection with the amendments to the operating agreements MGM relinquished all of its specific participating rights under the operating agreement, and we retained all authority to manage the day-to-day operations of Borgata. MGM's relinquishment of its participating rights effectively provided us with direct control of Borgata. This resulting change in control required acquisition method accounting in accordance with the authoritative accounting guidance for business combinations.
Acquisition Method Accounting
The application of the acquisition method accounting guidance had the following effects on our consolidated financial statements: (i) our previously held equity interest was measured at a provisional fair value at the date control was obtained; (ii) we recognized and measured the identifiable assets and liabilities in accordance with promulgated valuation recognition and measurement provisions; and (iii) we recorded the noncontrolling interest held in trust for the economic benefit of MGM as a separate component of our stockholders' equity. The provisional fair value measurements and estimates of these items were estimated as of the date we effectively obtained control, and through March 31, 2010.

The provisional fair value measurements and estimates of these items have been subsequently refined. We had provisionally recorded these fair values using an earnings valuation multiple model, because, at the time of the preliminary estimate, the Company had not completed its procedures with respect to the independent valuation of the business enterprise and Borgata's tangible and intangible assets. The Company's subsequent valuation procedures have necessitated a revision of the valuation of the provisional assets and liabilities. Thus, upon finalization of our valuation, certain measurement adjustments were identified and retrospectively recorded in the consolidated balance sheet as of December 31, 2010, and certain disclosures were updated to reflect the measurement period adjustments, as reflected herein.
Measurement Period Adjustments
The revisions to the provisional values of assets consist of reallocations of certain tangible assets and the recordation of other intangible assets; the accrual of certain liabilities include the recording of the deferred tax effect of the appreciated asset values; and the resulting effect on the fair value of the controlling and noncontrolling interests.

We have made adjustments to the provisional fair value amounts recognized at the date of effective change in control to reflect new information obtained about facts and circumstances that existed as of the acquisition date that, if known, would have affected the measurement of the amounts recognized as of that date. These adjustments, referred to herein as “measurement period adjustments” materially impacted the value of certain tangible and intangible assets. We applied the measurement period adjustments retrospectively to these consolidated financial statements. Accordingly, the audited consolidated financial statements, as initially filed in the Provisional Form 10-K, have been revised to reflect the measurement period adjustments as retrospectively recorded on the date of the effective change in control, as if these measurement period adjustments had been recorded initially therein. When subsequently presented, the financial statements for the quarters ended March 31, June 30 and September 30, 2010 will be retrospectively adjusted to include the impact of these measurement period adjustments.

The revisions to the provisional values of assets consists of reallocations of certain tangible assets and the recordation of other intangible assets; the accrual of certain liabilities, including the recording of the deferred tax effect of the appreciated asset values; and the resulting effect on the fair value of the controlling and noncontrolling interests.

The results as reported herein will differ from the stand alone results as separately reported by Borgata, as these measurement period adjustments have not been pushed down to Borgata.

More specifically, the provisional assets and liabilities, as initially recorded as of March 24, 2010, were impacted by the valuation as follows:

	Fair Value	Provisional Value	Adjustment
	(In thousands)
ASSETS
Cash	$26,025	$26,025	$—
Current assets	43,708	43,945	(237))
Property and equipment, net	1,293,792	1,352,320	(58,528))
Other assets, net	36,641	40,099	(3,458))
Customer lists	14,000	—	14,000
Trademark	65,000	—	65,000
Value of assets	$1,479,166	$1,462,389	$16,777

LIABILITES
Current maturities of long-term debt	$632,289	$632,289	$—
Other current liabilities	83,162	84,470	(1,308))
Other long-term liabilities	40,204	40,642	(438))
Value of liabilities	$755,655	$757,401	$(1,746))

CONTROLLING INTEREST	$397,931	$367,897	$30,034

NONCONTROLLING INTEREST	$325,580	$337,091	$(11,511))

Retrospective Adjustment to Condensed Consolidated Balance Sheet
We have retrospectively adjusted the provisional values to reflect the fair valuation, and therefore, our consolidated balance sheet as of December 31, 2010 presented herein reflects the following measurement adjustments.

	As Provisionally Reported	Acquisition Method Accounting and Measurement Adjustments	As Retrospectively Adjusted
		(in thousands)
ASSETS
Current assets
Cash and cash equivalents	$145,623	$—	$145,623
Restricted cash	19,494		19,494
Accounts receivable, net	47,942		47,942
Inventories	16,029		16,029
Prepaid expenses and other current assets	37,390	(237)	37,153
Assets held for sale	—		—
Income taxes receivable	5,249		5,249
Deferred income taxes	8,149		8,149

Total current assets	279,876	(237)	279,639

Property and equipment, net	3,471,933	(88,562)	3,383,371
Assets held for development	1,119,403		1,119,403
Assets held for sale	—		—
Investments in unconsolidated subsidiaries, net	5,185		5,185
Debt financing costs, net	38,451	(3,458)	34,993
Restricted investments	48,168		48,168
Other assets, net	65,240		65,240
Intangible assets, net	460,714	79,000	539,714
Goodwill, net	213,576		213,576
Total assets	$5,702,546	$(13,257)	$5,689,289

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities
Current maturities of long-term debt	$25,690	$—	25,690
Non-recourse obligations of variable interest entity	243,059		243,059
Accounts payable	49,546		49,546
Construction payables	7,637		7,637
Income taxes payable	6,504		6,504
Accrued liabilities	279,779	(1,308)	278,471
Total current liabilities	612,215	(1,308)	610,907
Long-term debt, net of current maturities	3,193,065		3,193,065
Deferred income taxes	360,342	1,832	362,174
Other long-term tax liabilities	44,813		44,813
Other liabilities	85,859	(2,270)	83,589

Stockholders’ equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized	—	—	—
Common stock, $0.01 par value, 200,000,000 shares authorized; 86,244,978 and 86,130,454 shares outstanding	862		862
Additional paid-in capital	635,028		635,028
Retained earnings	560,909		560,909
Accumulated other comprehensive loss, net	(7,594)		(7,594)
Total Boyd Gaming Corporation stockholders’ equity	1,189,205	—	1,189,205
Noncontrolling interest	217,047	(11,511)	205,536
Total stockholders’ equity	1,406,252	(11,511)	1,394,741
Total liabilities and stockholders’ equity	$5,702,546	$(13,257)	$5,689,289

Condensed Consolidated Statements of Operations
We have not applied the measurement period adjustments retrospectively to the consolidated statements of operations for the year ended December 31 2010, as previously reported in the Provisional Form 10-K, because the impact on such, as retrospectively adjusted to the statements as reported was not material. Had the measurement period adjustments been retrospectively adjusted, the results of operations would have reflected the following impact as if the adjustments had been recorded on the date of effective control, in the following amounts, for the following periods throughout the year ended December 31, 2010:

	First Quarter 2010	Second Quarter 2010	Third Quarter 2010	Fourth Quarter 2010	Cumulative Impact for the year ended December 31, 2010
	(In thousands)
Maintenance and utilities	$—	$47	$47	$47	$141
Depreciation and amortization	55	703	926	537	2,221
Write downs and other items, net	—	(23))	(10))	(28))	(61)
Total operating costs and expenses	55	727	963	556	2,301
Interest expense	—	(1,019))	(2,439))	—	(3,458))
Total other expense, net	—	(1,019))	(2,439))	—	(3,458))
Income (loss) before income taxes	$55	$(292))	$(1,476))	$556	$(1,157)

Bargain Purchase Gain
The fair valuation resulted in the recording of a bargain purchase gain, due to the excess fair value of Borgata over the historical basis of our equity interest in Borgata. The gain was computed as follows:

Bargain Purchase Gain
(In thousands)
Fair value of controlling equity interest	$397,931
Carrying value of equity investment in Borgata	397,622
Bargain purchase gain	$309

The fair value of our controlling interest included a $72.4 million control premium, which is reflected in the fair value of the enterprise, and included in the calculation of the bargain purchase gain. A control premium of 10% was applied to the enterprise value members' equity, excluding interest bearing debt, to calculate an indicated value of equity on a controlling basis. We believe the control premium reflects the value of our influence, mitigated by only a 50% interest and return.

Results of Borgata
(for the period from January 1, 2010 through March 23, 2010)
reflected on the equity method
The results of Borgata, as included in the accompanying consolidated statements of operations before the date we effectively obtained control, January 1, 2010 through March 23, 2010, are comprised of the following:

Year Ended December 31,
2010
(In thousands)
Operating income from Borgata, as reported on our consolidated financial statements	$8,146

Other non-operating expenses from Borgata, as reported on our consolidated financial statements	$3,133

Results of Borgata
(for the period from March 24, 2010 through December 31, 2010)
reflected on a fully consolidated basis
The results of Borgata, as included in the accompanying consolidated statements of operations from the date we effectively obtained control, March 24, 2010 through December 31, 2010, are comprised of the following:

Statement of Operations (In thousands)

Revenues
Gaming	$506,073
Food and beverage	116,534
Room	91,045
Other	33,752
Gross revenues	747,404
Less promotional allowances	167,264
Net revenues	580,140

Costs and expenses
Gaming	203,962
Food and beverage	55,989
Room	11,806
Other	27,209
Selling, general and administrative	94,983
Maintenance and utilities	49,913
Depreciation and amortization	52,886
Other items and write-downs, net	(8)
Total costs and expenses	496,740

Operating income	83,400

Other expense
Interest expense	45,139
Total other expense, net	45,139

Income before provision for state income taxes	38,261
Provision for state income taxes	(4,067)
Net income	$34,194

Results of Borgata
(for the years ended December 31, 2009 and 2008)
reflected on the equity method
Our share of Borgata's results for the years ended December 31, 2009 and 2008 were recorded on the equity method of accounting, and included in our accompanying consolidated statements of operations as follows:

	Year Ended December 31,
	2009	2008
	(In thousands)
Our share of Borgata's operating income	$73,424	$57,654
Net amortization expense related to our investment in Borgata	(1,298)	(1,298)
Operating income from Borgata, as reported on our consolidated financial statements	$72,126	$56,356

Other non-operating expenses from Borgata, as reported on our consolidated financial statements	$19,303	$16,009
Our historical net investment in Borgata differs from our share of the underlying equity in Borgata. In 2004, pursuant to an agreement with MGM related to the funding of Borgata's original project costs, we made an excess capital contribution to Borgata of $30.8 million. We were ratably amortizing $15.4 million (50% of the excess contribution, which corresponds to our ownership percentage of Borgata) over 40 years. As discussed in the Overview section above, of the $135.4 million distribution we received from the Holding Company on August 6, 2010, $30.8 million was a priority distribution equal to the excess capital contribution. As a result, during the year ended December 31, 2010, we recorded a $2.5 million gain in connection with the receipt of this distribution, which gain was equal to the basis difference on our equity contribution during the period in which such was outstanding. Such gain is reported in gain on equity distribution on the consolidated statement of operations for the year ended December 31, 2010.
During Borgata's initial development, construction and preopening phases, we capitalized the interest, in the total amount of $37.4 million, on our investment and were ratably amortizing our capitalized interest over 40 years.
We recorded $1.1 million of amortization related to the excess contribution and capitalized interest during the year ended December 31, 2010 and recorded $1.3 million of such amortization during each of the years ended December 31, 2009 and 2008.
Supplemental Pro Forma Information
The following supplemental pro forma information presents the financial results as if the effective control of Borgata had occurred as of the beginning of the earliest period presented, or on January 1, 2008. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what the actual results for the full year ended December 31, 2010, or for either of the years ended December 31, 2009 and 2008, would have been had the consolidation of Borgata been completed as of the earlier date, nor are they indicative of any future results.

Pro Forma Consolidated Statement of Operations
(for the year ended December 31, 2010)

	Year Ended December 31, 2010
	Boyd Gaming Corp	Borgata		Boyd Gaming Corp
	As Reported	Stub Period	Adjustments	Pro Forma
	(Unaudited and in thousands)
Revenues
Gaming	$1,812,487	$137,831	$—	$1,950,318
Food and beverage	347,588	31,218	—	378,806
Room	211,046	24,154	—	235,200
Other	123,603	9,179	—	132,782
Gross revenues	2,494,724	202,382	—	2,697,106
Less promotional allowances	353,825	44,093	—	397,918
Net revenues	2,140,899	158,289	—	2,299,188
Costs and expenses
Gaming	859,818	59,861	—	919,679
Food and beverage	180,840	13,500	—	194,340
Room	49,323	2,185	—	51,508
Other	99,458	7,127	—	106,585
Selling, general and administrative	369,217	28,981	—	398,198
Maintenance and utilities	146,143	13,522	—	159,665
Depreciation and amortization	199,275	16,754	—	216,029
Corporate expense	48,861	—	—	48,861
Preopening expenses	7,459	—	—	7,459
Write-downs and other items, net	4,713	68	—	4,781
Total costs and expenses	1,965,107	141,998	—	2,107,105

Operating income from Borgata	8,146	—	(8,146)	—
Operating income	183,938	16,291	(8,146)	192,083
Other expense (income)
Interest income	(5)	—	—	(5)
Interest expense, net of amounts capitalized	168,699	5,060	—	173,759
Fair value adjustment of derivative instruments	480	—	—	480
Gain on early retirements of debt	(2,758)	—	—	(2,758)
Gain on controlling interest in Borgata	(2,535)	—	—	(2,535)
Other income	(10,000)	—	—	(10,000)
Other non-operating expenses	—	—	—	—
Other non-operating expenses from Borgata, net	3,133	—	(3,133)	—
Total other expense, net	157,014	5,060	(3,133)	158,941

Income before income taxes	26,924	11,231	(5,013)	33,142
Income taxes	(8,236)	(1,206)	—	(9,442)
Net income	18,688	10,025	(5,013)	23,700
Noncontrolling interest	(8,378)	—	(5,012)	(13,390)
Net income attributable to Boyd Gaming Corporation	$10,310	$10,025	$(10,025)	$10,310
Pro Forma Consolidated Statement of Operations
(for the year ended December 31, 2009)

	Year Ended December 31, 2009
	Boyd Gaming Corp			Boyd Gaming Corp
	As Reported	Borgata	Adjustments	Pro Forma
	(Unaudited and in thousands)
Revenues
Gaming	$1,372,091	$691,428	$—	$2,063,519
Food and beverage	229,374	143,410	—	372,784
Room	122,305	113,143	—	235,448
Other	100,396	42,620	—	143,016
Gross revenues	1,824,166	990,601	—	2,814,767
Less promotional allowances	183,180	213,193	—	396,373
Net revenues	1,640,986	777,408	—	2,418,394

Costs and expenses
Gaming	664,739	280,620	—	945,359
Food and beverage	125,830	64,217	—	190,047
Room	39,655	11,940	—	51,595
Other	77,840	34,908	—	112,748
Selling, general and administrative	284,937	128,164	—	413,101
Maintenance and utilities	92,296	59,900	—	152,196
Depreciation and amortization	164,427	78,719	1,298	244,444
Corporate expense	47,617	—	—	47,617
Preopening expenses	17,798	699	—	18,497
Write-downs and other items, net	41,780	(28,606)	—	13,174
Total costs and expenses	1,556,919	630,561	1,298	2,188,778

Operating income from Borgata	72,126	—	(72,126)	—
Operating income	156,193	146,847	(73,424)	229,616

Other expense (income)
Interest income	(6)	—	—	(6)
Interest expense, net of amounts capitalized	146,830	27,668	—	174,498
Gain on early retirements of debt	(15,284)	—	—	(15,284)
Other non-operating expenses	33	—	—	33
Other non-operating expenses from Borgata, net	19,303	—	(19,303)	—
Total other expense, net	150,876	27,668	(19,303)	159,241

Income before income taxes	5,317	119,179	(54,121)	70,375
Income taxes	(1,076)	(10,938)	—	(12,014)
Net income	4,241	108,241	(54,121)	58,361
Noncontrolling interest	—	—	(54,121)	(54,121)
Net income attributable to Boyd Gaming Corporation	$4,241	$108,241	$(108,241)	$4,241

Pro Forma Consolidated Statement of Operations
(for the year ended December 31, 2008)

	Year Ended December 31, 2008
	Boyd Gaming Corp			Boyd Gaming Corp
	As Reported	Borgata	Adjustments	Pro Forma
	(Unaudited and in thousands)
Revenues
Gaming	$1,477,476	$734,306	$—	$2,211,782
Food and beverage	251,854	147,334	—	399,188
Room	140,651	110,616	—	251,267
Other	117,574	52,207	—	169,781
Gross revenues	1,987,555	1,044,463	—	3,032,018
Less promotional allowances	206,588	213,974	—	420,562
Net revenues	1,780,967	830,489	—	2,611,456

Costs and expenses
Gaming	690,847	311,387	—	1,002,234
Food and beverage	144,092	66,494	—	210,586
Room	43,851	13,863	—	57,714
Other	89,222	39,784	—	129,006
Selling, general and administrative	299,662	130,503	—	430,165
Maintenance and utilities	95,963	71,322	—	167,285
Depreciation and amortization	168,997	76,096	1,298	246,391
Corporate expense	52,332	5,570	—	57,902
Preopening expenses	20,265	—	—	20,265
Write-downs and other items, net	385,521	162	—	385,683
Total costs and expenses	1,990,752	715,181	1,298	2,707,231

Operating income from Borgata	56,356	—	(56,356)	—
Operating income (loss)	(153,429)	115,308	(57,654)	(95,775)

Other expense (income)
Interest income	(1,070)	—	—	(1,070)
Interest expense, net of amounts capitalized	110,146	29,049	—	139,195
Gain on early retirements of debt	(28,553)	—	—	(28,553)
Other non-operating expenses	(425)	—	—	(425)
Other non-operating expenses from Borgata, net	16,009	—	(16,009)	—
Total other expense, net	96,107	29,049	(16,009)	109,147

Income (loss) before income taxes	(249,536)	86,259	(41,645)	(204,922)
Income taxes	26,531	(2,970)	—	23,561
Net income (loss)	(223,005)	83,289	(41,645)	(181,361)
Noncontrolling interest	—	—	(41,645)	(41,645)
Net income (loss) attributable to Boyd Gaming Corporation	$(223,005)	$83,289	$(83,289)	$(223,005)
The pro forma adjustments reflect the differences resulting from the conversion of the equity method of accounting to a fully consolidated presentation. There were no significant intercompany transactions affecting the statements of operations between the Boyd entities and Borgata which would require elimination during the years ended December 31, 2009 and 2008.
In addition to the pro forma adjustments reflecting the differences resulting from the conversion of the equity method of accounting to a fully consolidated presentation, there is a $1.3 million adjustment during each of the years December 31, 2009 and 2008, representing the amortization of our unilateral capital investment in Borgata. Historically, we reduced this amount from our operating income from Borgata.
Borgata Distributions
Borgata's bank credit facility allows for certain limited distributions to be made to its joint venture partners. Excluding the $135.4 million one-time distribution we received from Borgata in connection with their debt refinancing, as discussed above, our distributions from Borgata were $20.8 million, $60.1 million and $19.6 million during the years ended December 31, 2010, 2009 and 2008, respectively. Borgata has significant uses for its cash flows, including maintenance capital expenditures, interest payments, state income taxes and the repayment of debt. Borgata's cash flows are primarily used for its business needs and are not generally available, except to the extent distributions are paid to us, to service our indebtedness.
Atlantic City Express Service, LLC
In 2006, Borgata entered into an agreement with two other Atlantic City casinos to form Atlantic City Express Service, LLC (“ACES”). With each member having a 33.3% interest, this New Jersey limited liability company was formed for the purpose of contracting with New Jersey Transit to operate express rail service between Manhattan and Atlantic City. Each member has guaranteed, jointly and severally, liability for all terms, covenants and conditions of the ACES agreement with New Jersey Transit consisting primarily of the necessary operating and capital expenses of ACES. The responsibilities of the managing member will rotate annually among the members. Borgata's investment in ACES was $5.2 million at December 31, 2010.
Morgans/LV Investment LLC
We were a 50% partner in a joint venture with Morgans Hotel Group Co., which was terminated effective as of December 31, 2009. We accounted for our investment in Morgans/LV Investment LLC (“Morgans”) under the equity method. We evaluate our equity investments for impairment whenever events or changes in circumstances indicate that the carrying value of such investment may have experienced an “other-than-temporary” decline in value. If such conditions exist, we then compare the estimated fair value of the investment to our carrying value to identify any impairment and determine whether such impairment is other-than-temporary.
Due to the uncertainty regarding the final development plan of Echelon, during the year ended December 31, 2009, we reviewed our former investment in the Morgans joint venture for impairment. This impairment test was comprised of a fair value assessment, using cash flow analyses related to several viable alternative plans for the future development of Echelon, as discussed further in Note 12, Commitments and Contingencies - Commitments - Echelon. Because several differing strategic plans related to Echelon are being evaluated at this time, the test weighted several viable alternative plans with significant consideration given to the likelihood of constructing the plans designed pursuant to the joint venture. As a result of this analysis, we did not believe that certain contributions to the joint venture, primarily related to the architectural and design plans to which we have no future interest, title or right to use, will ultimately be realizable. Accordingly, we recorded an other-than-temporary non-cash impairment charge of $13.5 million during the year ended December 31, 2009 related to such costs. The remaining $4.4 million of our investment in Morgans represents previously reimbursed allocations of shared development costs related to the Echelon master plan. These costs approximated their fair value at December 31, 2009. These costs reverted to our basis in Echelon, reported as construction in progress, as the plans to construct the hotels were terminated contemporaneous with the termination of the joint venture. As we further develop and explore the viability of alternatives to Echelon, we will continue to monitor these assets for recoverability, individually, and in conjunction with the overall Echelon development.
For further explanation regarding the suspension and future development of Echelon, see Note 12, Commitments and Contingencies - Commitments - Echelon. For additional information regarding the write-down of our investment, see Note 17, Write-Downs and Other Items, Net.
Other Unconsolidated Entities
In addition, we have a one-third investment in Tunica Golf Course, L.L.C. (d.b.a. River Bend Links) located in Tunica, Mississippi. We account for our share of the golf course's net loss under the equity method of accounting. Because we do not have any obligation to fund losses in excess of our investment, our basis was reduced to zero during the year ended December 31, 2009, as our net carrying value was absorbed by our cumulative share of net losses.